Loss per share	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Loss per share	Loss per share
Basic and diluted net loss per share for the years ended December 2021, 2022 and 2023 have been calculated as follows:

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Numerator:
Net loss attributable to ECARX Holdings Inc.	(1,175,261)	(1,564,878)	(940,191)
Accretion of Redeemable Convertible Preferred Shares	(243,564)	(354,878)	—
Numerator for basic and diluted net loss per share calculation	(1,418,825)	(1,919,756)	(940,191)

Denominator:
Weighted average number of ordinary shares – basic and diluted	236,691,093	239,296,386	337,407,225
Net loss per share attributable to ordinary shareholders
— Basic and diluted	(5.99)	(8.02)	(2.79)
For the purposes of calculating loss per share for the years ended December 31, 2021, 2022 and 2023, the weighted average number of ordinary shares outstanding used in the calculation has been retrospectively adjusted to reflect the issuance of Class A and Class B ordinary shares in connection with the Recapitalization (see Note 1(b)), as if the Reorganization had occurred at the beginning of the earliest period presented.
The potentially dilutive instruments that have not been included in the calculation of diluted loss per share as their inclusion would be anti-dilutive are as follows:

	Year ended December 31,
	2021	2022	2023
Redeemable convertible preferred shares	90,724,289	—	—
Warrants	—	23,871,971	23,871,971
Options	—	12,853,364	11,260,718
Convertible notes	—	5,652,174	5,652,174
For the year ended 2021 and the period between January 1, 2022 to the completion of the Company’s Merger with COVA, the outstanding share options are not included in the calculation of diluted loss per share, as the issuance of such awards was contingent upon a qualified IPO, which was not satisfied as of each period end.